Receivables (Tables)	9 Months Ended
Sep. 30, 2019
Receivables [Abstract]
Schedule of receivables

	September 30, 2019	December 31, 2018
Credit card payments in process of settlement	$490,737	$-
Vendor rebates receivable	967,565	-
Trade receivables from customers	360,685	578,569
Total receivables	1,818,987	578,569
Allowance for doubtful accounts	(29,001)	(29,001)
Accounts receivable, net	$1,789,986	$549,568

Schedule of allowance for doubtful accounts
	September 30, 2019	December 31, 2018
Balance at beginning of period	$29,001	$14,001
Provisions for losses	-	15,000
Accounts charged-off	-	-
Balance at end of period	$29,001	$29,001